Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) - Employee Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Beginning of year	2,505,662	2,893,742	3,198,150
Add (deduct):
Granted	659,301	826,377	1,080,658
Vested	(1,014,448)	(1,186,442)	(1,338,466)
Forfeited	(54,198)	(28,015)	(46,600)
End of year	2,096,317	2,505,662	2,893,742
Weighted Average Grant Date Fair Value
Beginning of year	$ 129.66	$ 101.18	$ 81.71
Granted	208.06	160.13	110.93
Vested	96.51	81.84	63.10
Forfeited	171.83	111.35	84.86
End of year	$ 169.27	$ 129.66	$ 101.18
Unrecognized compensation cost related to unvested equity awards	$ 98
Period of recognition of compensation expense related to unvested equity awards	2 years 4 months 24 days
Dividend Equivalent Units
Add (deduct):
Granted	51,511	23,153	36,656
Weighted Average Grant Date Fair Value
Granted	$ 0	$ 0	$ 0
Performance Shares
Weighted Average Grant Date Fair Value
Target shares	362,029
Units expected to vest	703,551